Subsequent Events (Details) - Subsequent Event [Member]	Apr. 03, 2026 USD ($)
Subsequent Events [Line Items]
Transaction costs (in Dollars)	$ 300,000
Share Purchase Agreement [Member]
Subsequent Events [Line Items]
Enterprise value (in Dollars)	$ 158,250,000
Installment purchase price, percentage	50.00%
Remaining purchase price, percentage	50.00%
Purchase price, percentage	8.00%
Exercisable term	3 years
Share Purchase Agreement [Member] | Beyondsoft International (Singapore) Pte. Ltd [Member]
Subsequent Events [Line Items]
Equity interest	51.00%
Share Purchase Agreement [Member] | Singapore Holding Company [Member]
Subsequent Events [Line Items]
Equity interest	49.00%